SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED STATEMENTS OF OPERATIONS
Net revenues	$ 30,318,816	$ 31,976,268	$ 83,926,614
Cost of revenues	(8,762,910)	(6,035,768)	(13,070,923)
Gross profit	21,555,906	25,940,500	70,855,691
Operating expenses:
General and administrative expenses	(2,990,392)	(4,384,720)	(11,907,809)
Research and development expenses	(3,818,394)	(7,210,687)	(15,523,180)
Sales and marketing expenses	(15,056,063)	(17,674,610)	(44,378,533)
Other operating income, net	462,284	793,685	2,441,559
Total operating expenses	(21,402,565)	(28,476,332)	(69,367,963)
Loss from operations	153,341	(2,535,832)	1,487,728
Interest expenses, net	(65,742)	(28,443)	(1,362,001)
Foreign exchange gains (losses), net	(15,034)	(10,829)	(93,145)
Loss before income taxes and equity in earnings of subsidiaries	72,565	(2,575,104)	586,289
Net Income (Loss)	63,569	(2,595,941)	515,014
Parent company | Reportable legal entities
Operating expenses:
General and administrative expenses	(438,071)	(1,468,711)	(4,073,068)
Research and development expenses	(60,297)	(39,909)	(1,088,077)
Sales and marketing expenses			(50,198)
Other operating income, net	136,129	136,129	154,682
Total operating expenses	(362,239)	(1,372,491)	(5,056,661)
Loss from operations	(362,239)	(1,372,491)	(5,056,661)
Interest expenses, net	1,652	(7,490)	(1,337,031)
Fair value change of derivatives			553,707
Foreign exchange gains (losses), net	(3)	(1)	(4)
Loss before income taxes and equity in earnings of subsidiaries	(360,590)	(1,379,982)	(5,839,989)
Net loss before equity in earnings of subsidiaries	(360,590)	(1,379,982)	(5,839,989)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	424,159	(1,215,959)	6,355,003
Net Income (Loss)	$ 63,569	$ (2,595,941)	$ 515,014